Pensions and other post-employment benefits - Present value (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Wholly funded
Net defined benefit
Present value of obligations	€ 17,593	€ 18,940
Partly funded
Net defined benefit
Present value of obligations	5,162	5,248
Unfunded
Net defined benefit
Present value of obligations	€ 1,200	€ 1,310